Revenue from Contracts with Customers - Summary of Disaggregation of Revenues by Major Revenue Streams (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Sanofi [Member] | Collaborative Arrangement [Member]
Disaggregation of Revenue [Line Items]
Upfront payment	$ 500	$ 500